SCHEDULE OF DEFERRED TAX LIABILITY (Details)	12 Months Ended
Dec. 31, 2019 USD ($)
IfrsStatementLineItems [Line Items]
Balance, January 1, 2019	$ 1,000,427
Tax effect of Impairment	(292,740)
Disposed on the sale of DenseLight	(707,687)
Balance, December 31, 2019, 2020 and 2021
DenseLight [Member]
IfrsStatementLineItems [Line Items]
Balance, January 1, 2019	707,687
Tax effect of Impairment
Disposed on the sale of DenseLight	(707,687)
Balance, December 31, 2019, 2020 and 2021
BB Photonics [Member]
IfrsStatementLineItems [Line Items]
Balance, January 1, 2019	292,740
Tax effect of Impairment	(292,740)
Disposed on the sale of DenseLight
Balance, December 31, 2019, 2020 and 2021